Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Total, at cost	$ 362,178	$ 221,493
Accumulated depreciation	(148,140)	(111,586)
Total, net	214,038	109,907
Leasehold Improvements [Member]
Total, at cost	198,015	98,706
Production Equipment [Member]
Total, at cost	128,849	87,473
R&D Equipment [Member]
Total, at cost	25,184	25,184
Furniture [Member]
Total, at cost	$ 10,130	$ 10,130